INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes
INCOME TAXES

16. INCOME TAXES

The reported recovery of income taxes differs from amounts computed by applying the statutory income tax rates to the reported loss before income taxes as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Loss before income taxes	$(36,410,469)	$(9,359,605)
Statutory tax rate	26.50%	26.50%
Expected income tax recovery at the statutory tax rate	(9,648,774)	(2,480,295)
Permanent differences and other	7,227	(6)
Stock based payment	(2,378,349)	334,401
Fair value adjustment on warrants	2,127,716	1,681,507
Change in estimates and other	(520,103)
Differences in foreign tax rates	360,345	34,131
Acquisition loss on RTO	7,731,220
Change in deferred tax assets not recognized	2,320,718	430,261
Income tax recovery	$-	$-

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

As at December 31, 2022, the Company has the following deferred tax assets (liabilities):

	Year ended December 31, 2022		Year ended December 31, 2021
Deferred tax asset	$		$
Non-capital losses available for carry forward		94,260		-
Right-of-use asset		600,907		-
Deferred tax liabilities
Lease Liability		(695,166)		-
Net deferred tax asset (liability)		$-		$-

Deferred tax assets in excess of deferred tax liabilities have not been recognized in respect of the following attributes because it is not probable that future taxable profit will be available against which the Company can use the benefits:

	Year ended December 31, 2022	Year ended December 31, 2021
Exploration and evaluation assets	$1,243,480	$329,522
Loss carry forwards	10,066,250	369,658
Share issuance costs	2,124,869	62,018
Equipment	3,397	-
Total unrecognized deductible temporary differences	$13,437,996	$761,198

The tax losses that have not been recognized expire as follows:

Losses
2029	$1,349,090
2039	101,573
2040	351,131
2041	942,144
2042	5,351,811
Indefinite	1,970,501
$10,066,250

The company has approximately Canadian non-capital losses of $6,746,659 which expire between 2039 and 2042. The Company also has Barbados losses of $1,349,090 which expire in 2029. Botswana losses of approximately $1,970,501 may be carried forward indefinitely.